Segmental reporting (Tables)	6 Months Ended
Jun. 30, 2020
2. Segmental Reporting
Analysis of results by business
Analysis of results by business
	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Bank Group
Half year ended 30.06.20	£m	£m	£m	£m
Total income	6,973	1,742	(78)	8,637
Credit impairment charges	(1,320)	(1,299)	(55)	(2,674)
Net operating income/(expenses)	5,653	443	(133)	5,963
Operating expenses	(3,458)	(1,053)	(37)	(4,548)
Litigation and conduct	(4)	(8)	(7)	(19)
Total operating expenses	(3,462)	(1,061)	(44)	(4,567)
Other net income/(expenses)[1]	12	115	-	127
Profit/(loss) before tax	2,203	(503)	(177)	1,523

As at 30.06.20	£bn	£bn	£bn	£bn
Total assets	1,017.1	66.0	12.9	1,096.0

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Bank Group
Half year ended 30.06.19	£m	£m	£m	£m
Total income	5,149	2,193	(220)	7,122
Credit impairment charges	(96)	(396)	(18)	(510)
Net operating income/(expenses)	5,053	1,797	(238)	6,612
Operating expenses	(3,589)	(1,207)	(45)	(4,841)
Litigation and conduct	(26)	(4)	(39)	(69)
Total operating expenses	(3,615)	(1,211)	(84)	(4,910)
Other net income/(expenses)[1]	15	16	(8)	23
Profit/(loss) before tax	1,453	602	(330)	1,725

As at 31.12.19	£bn	£bn	£bn	£bn
Total assets	799.6	65.7	11.4	876.7

1Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures and gains on acquisitions.

Split of income by geographic region
Split of income by geographic region[1]
	Half year ended	Half year ended
	30.06.20	30.06.19
	£m	£m
UK	2,835	2,089
Europe	1,240	783
Americas	3,872	3,680
Africa and Middle East	23	41
Asia	667	529
Total	8,637	7,122

The geographical analysis is now based on the location of office where the transactions are recorded, whereas in the prior year it was based on counterparty location. The approach was changed at year-end 2019 and is better aligned to the geographical view of the business following the implementation of structural reform. Prior year comparatives have been restated.